Stock Options, Stock Purchase Plan and Warrants (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option to purchase	1,298,000	519,000
Deemed value per share	$ 2.48
Weighted average exercise price, granted	$ 0.73	$ 0.51
Stock compensation expense	$ 575,000	$ 285,000
Common stock, shares issued	45,280,280	43,416,200
Shares were available for future option and stock awards under the Amended Plan	549,645
Employee Stock Options, Stock Purchase Plan and Warrants (Textual) [Abstract]
Common stock reserved and available for issuance under the Amended Plan	6,500,000
Amended Plan expiration date	Mar. 03, 2019
Stock option Outstanding	5,777,214	4,779,170	5,470,044
Aggregate intrinsic value of all stock options outstanding and expected to vest	8,400,000
Aggregate intrinsic value of currently exercisable stock options	6,900,000
Total number of in the money options outstanding and exercisable	4,074,834
Total intrinsic value of options exercised	264,000	126,000
Total cash proceeds received from the exercise of stock options	201,000	367,000
Total fair value of option shares vested	218,000	321,000
Total fair value of options granted	$ 943,000	$ 267,000
Unrecognized stock-based compensation cost	615,000
Unrecognized cost is expected to be recognized over a weighted-average period	1 year 7 months 6 days
Supplemental options vested	200,000
Purchase of shares under Warrant	450,000
Value of warrant	0
Albitar Warrant period	5 years
Warrants Issued	348,417
Exercise price	1.24
Issuance of stock for stock options, shares	197,209	382,500
Common stock, exercise price per share	$ 1.02	$ 0.87	$ 0.87
Shares Issued under ESPP	56,805	122,401
Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options expiry period	5 years
Stock option term	3 years
Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options expiry period	10 years
Stock option term	4 years
Plasma Prostate Cancer Test Licensed From Health Discovery Corp HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	80,000
Colon Cancer Test Licensed From HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	40,000
Pancreatic Cancer Test Licensed From HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	40,000
Cytogenetics Automated Image Analysis Technology Licenses From HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	20,000
Cytometry Automated Image Analysis Technology Licenses From HDC [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants Granted	20,000
Employee Stock Purchase Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Limited payroll deductions a discount	5.00%
Shares were available for future option and stock awards under the Amended Plan	0
Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option to purchase	200,000
Deemed value per share	$ 4.00
Weighted average exercise price, granted	$ 1.43
Stock compensation expense	153,000	83,000
Warrants Granted	200,000
Common stock, shares issued	650,000
Recorded stock based compensation expense	135,000
Chief Medical Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option to purchase	250,000
Stock option term	5 years
Weighted average exercise price, granted	$ 1.43
Stock option vested	25.00%
Stock option valued	310,000
Stock compensation expense	151,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock option to purchase	800,000
Stock option term	5 years
Deemed value per share	$ 4.00
Weighted average exercise price, granted	$ 1.71
Stock option valued	505,000
Stock compensation expense	$ 210,000
Chief Scientific Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Options issued outside of the Amended Plan	350,000